Document and Entity Information	Dec. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 30, 2019
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Entity Central Index Key	0000946110
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 30, 2019
Document Effective Date	Dec. 30, 2019
Prospectus Date	Feb. 28, 2019
Credit Suisse Multialternative Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	CSQIX
Credit Suisse Multialternative Strategy Fund | Class A Shares
Prospectus:
Trading Symbol	CSQAX